Components of Net Periodic Benefit Cost (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 78	$ 91	$ 251
Interest cost	1,140	1,235	1,005
Expected return on plan assets	(661)	(1,299)	(983)
Amortization of net loss	224	20	130
Curtailment loss		359
Net periodic benefit cost	781	$ 406	$ 403
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Service cost	618
Interest cost	159
Expected return on plan assets	(93)
SWITZERLAND | Includes Financial Instruments, Property Occupied by, or Other Assets
Defined Benefit Plan Disclosure [Line Items]
Service cost	402
Interest cost	159
Expected return on plan assets	(119)
Settlement loss	18
Net periodic benefit cost	$ 460